Stock-Based Compensation - Summary of Stock Option Transactions (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of shares outstanding, beginning balance (in shares)	518,468
Number of shares, options granted (in shares)	790,000
Number of shares, options canceled (in shares)	(208,613)
Number of shares outstanding, ending balance (in shares)	1,099,855	518,468
Number of shares, vested and expected to vest at end of period (in shares)	1,099,855
Number of shares, vested and exercisable at period end (in shares)	357,787
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted average exercise price, options granted (in dollars per share)	$ 0.79
Weighted average exercise price, options canceled (in dollars per share)	37.74
Weighted average exercise price outstanding, ending balance (in dollars per share)	11.97
Weighted average exercise price, vested and expected to vest (in dollars per share)	11.97
Weighted average exercise price, vested and exercisable (in dollars per share)	$ 40.31
Weighted- average remaining contractual life (in years)
Weighted average contractual life outstanding, Beginning balance	8 years 8 months 12 days	6 years 9 months 18 days
Weighted average contractual life, vested and expected to vest	8 years 8 months 12 days
Weighted average contractual life, vested and exercisable	6 years 5 months 19 days
Share Based Compensation Arrangement By Share Based Payment Award Options Aggregate Intrinsic Value Abstract
Aggregate intrinsic value outstanding		$ 12
Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted average exercise price outstanding, beginning balance (in dollars per share)	$ 38.64
Weighted average exercise price outstanding, ending balance (in dollars per share)		$ 38.64
Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted average exercise price outstanding, beginning balance (in dollars per share)	$ 39.42
Weighted average exercise price outstanding, ending balance (in dollars per share)		$ 39.42